Schedule of Investments (unaudited)
May 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.9%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	$2,447	$2,605,570
9.75%, 11/15/30(a)(b)	9,130	10,081,939
TransDigm Inc., 6.38%, 03/01/29(a)	364	369,932
		13,057,441
Airlines — 2.2%
Air Canada, 3.88%, 08/15/26(a)(b)	7,776	7,677,913
American Airlines Inc.
7.25%, 02/15/28(a)(b)	7,992	8,071,889
8.50%, 05/15/29(a)(b)	4,423	4,582,737
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	12,360	12,226,088
		32,558,627
Apparel — 0.4%
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	5,360	5,323,464
Auto Manufacturers — 1.7%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	2,418	2,427,684
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	11,873	11,127,065
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,957	4,844,734
5.50%, 07/15/29(a)(b)	4,300	4,239,237
5.88%, 01/15/28(a)	2,121	2,120,231
		24,758,951
Auto Parts & Equipment — 1.2%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	8,323	8,493,114
IHO Verwaltungs GmbH, 7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(a)(c)	4,657	4,703,387
Phinia Inc., 6.75%, 04/15/29(a)	3,659	3,739,908
		16,936,409
Biotechnology — 0.6%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)(b)	9,482	8,823,422
Building Materials — 1.3%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	6,352	6,411,442
Sisecam U.K. PLC
8.25%, 05/02/29(a)(b)	3,574	3,605,444
8.63%, 05/02/32(a)(b)	8,769	8,779,874
		18,796,760
Chemicals — 1.2%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,659	5,628,430
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	4,675	4,870,873
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	7,546	7,169,251
		17,668,554
Coal — 0.7%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,674	3,840,212
SunCoke Energy Inc., 4.88%, 06/30/29(a)	5,628	5,172,287
Warrior Met Coal Inc., 7.88%, 12/01/28(a)	807	819,060
		9,831,559
Commercial Services — 4.7%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	4,804	4,581,505
4.88%, 07/15/32(a)(b)	7,336	6,963,237
Security	Par (000)	Value
Commercial Services (continued)
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	$2,250	$2,232,247
Deluxe Corp.
8.00%, 06/01/29(a)(b)	5,584	5,182,231
8.13%, 09/15/29(a)	4,641	4,691,791
GEO Group Inc. (The)
8.63%, 04/15/29	6,354	6,707,131
10.25%, 04/15/31	5,087	5,576,099
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	4,656	4,111,680
12.63%, 07/15/29(a)(b)	10,905	11,103,831
Korn Ferry, 4.63%, 12/15/27(a)	1,886	1,856,727
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)(b)	5,997	5,990,863
United Rentals North America Inc., 4.88%, 01/15/28	3,806	3,765,616
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	5,011	4,794,645
		67,557,603
Computers — 1.1%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	5,831	5,359,694
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	9,693	10,188,380
		15,548,074
Diversified Financial Services — 11.6%
Ally Financial Inc., 6.70%, 02/14/33(b)	4,985	5,070,037
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	2,017	2,007,399
6.88%, 04/15/30(a)	3,014	3,021,785
9.25%, 07/01/31(a)	5,533	5,894,914
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	12,927	12,021,593
3.63%, 10/01/31(a)	337	293,298
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	5,372	5,351,022
9.25%, 12/15/28(a)(b)	5,789	6,125,619
Enova International Inc.
9.13%, 08/01/29(a)	5,007	5,143,751
11.25%, 12/15/28(a)	3,543	3,800,782
goeasy Ltd.
7.38%, 10/01/30(a)	940	939,162
7.63%, 07/01/29(a)(b)	6,322	6,386,959
9.25%, 12/01/28(a)	5,458	5,732,248
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	5,777	5,752,120
5.50%, 08/15/28(a)	1,372	1,369,006
5.75%, 11/15/31(a)(b)	6,099	6,108,569
OneMain Finance Corp.
3.88%, 09/15/28	1,042	977,051
5.38%, 11/15/29(b)	281	272,254
6.63%, 01/15/28	662	674,277
6.75%, 03/15/32(b)	6,547	6,507,419
7.13%, 11/15/31(b)	7,742	7,877,477
7.88%, 03/15/30	1,069	1,117,104
9.00%, 01/15/29(b)	2,284	2,393,792
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	2,649	2,514,714
5.75%, 09/15/31(a)	5,397	5,197,800
6.88%, 05/15/32(a)	7,801	7,837,665
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	1,013	945,111

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.88%, 03/01/31(a)(b)	$11,189	$10,123,976
4.00%, 10/15/33(a)(b)	2,996	2,588,122
SLM Corp., 3.13%, 11/02/26	4,539	4,430,257
StoneX Group Inc., 7.88%, 03/01/31(a)	5,454	5,744,884
Synchrony Financial, 7.25%, 02/02/33(b)	7,648	7,816,395
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	7,470	7,151,058
5.75%, 06/15/27(a)	4,830	4,760,986
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	8,479	8,312,986
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	4,933	5,143,111
		167,404,703
Electric — 1.7%
NRG Energy Inc.
3.88%, 02/15/32(a)	5,459	4,934,204
5.75%, 01/15/28(b)	3,902	3,915,953
PG&E Corp.
5.00%, 07/01/28	9,219	8,995,043
5.25%, 07/01/30	4,027	3,907,243
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	3,500	3,503,192
		25,255,635
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	5,771	5,421,014
4.75%, 06/15/28(a)(b)	6,225	6,002,583
		11,423,597
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27(b)	7,042	7,035,824
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,769	4,193,431
		11,229,255
Entertainment — 2.9%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	13,922	10,880,043
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	1,781	1,709,929
6.50%, 05/15/27(a)	7,252	7,337,951
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,530	6,976,125
5.88%, 09/01/31(a)	5,473	3,256,435
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	12,611	11,056,040
8.45%, 07/27/30(a)(b)	449	441,875
		41,658,398
Food — 0.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	2,699	2,672,452
MARB BondCo PLC, 3.95%, 01/29/31(a)(b)	8,141	7,163,107
		9,835,559
Forest Products & Paper — 0.4%
Magnera Corp., 7.25%, 11/15/31(a)	6,038	5,524,770
Gas — 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 06/01/30(a)	1,705	1,722,131
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	5,622	5,501,809
9.38%, 06/01/28(a)(b)	5,459	5,512,946
Security	Par (000)	Value
Gas (continued)
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	$2,770	$2,893,121
7.75%, 05/01/35(a)	4,924	5,185,198
		20,815,205
Health Care - Products — 1.1%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	10,373	10,724,230
Embecta Corp., 5.00%, 02/15/30(a)(b)	6,496	5,777,959
		16,502,189
Health Care - Services — 1.1%
DaVita Inc.
3.75%, 02/15/31(a)(b)	5,615	4,973,294
4.63%, 06/01/30(a)	10,648	9,949,927
6.75%, 07/15/33(a)	955	964,862
		15,888,083
Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,083	5,292,210
6.25%, 09/15/27(a)(b)	6,520	6,418,939
Century Communities Inc., 3.88%, 08/15/29(a)	5,880	5,330,005
		17,041,154
Home Furnishings — 0.3%
Somnigroup International Inc., 3.88%, 10/15/31(a)(b)	5,670	5,046,162
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	6,059	6,246,381
Internet — 2.7%
Cogent Communications Group LLC, 7.00%, 06/15/27(a)(b)	4,189	4,211,548
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	6,155	5,677,984
Rakuten Group Inc.
9.75%, 04/15/29(a)	9,926	10,627,368
11.25%, 02/15/27(a)	4,428	4,774,507
Wayfair LLC
7.25%, 10/31/29(a)(b)	9,076	8,839,408
7.75%, 09/15/30(a)(b)	4,552	4,459,829
		38,590,644
Iron & Steel — 0.6%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	3,703	3,202,651
Cleveland-Cliffs Inc., 5.88%, 06/01/27(b)	2,635	2,595,253
U.S. Steel Corp., 6.88%, 03/01/29(b)	2,224	2,243,387
		8,041,291
Leisure Time — 2.5%
Carnival Corp., 6.00%, 05/01/29(a)(b)	9,990	10,016,331
NCL Corp. Ltd., 5.88%, 02/15/27(a)	9,540	9,542,232
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	6,926	7,121,833
10.75%, 11/15/29(a)(b)	6,170	6,293,400
11.13%, 07/15/30(a)	1,605	1,646,730
11.25%, 12/15/27(a)	1,214	1,194,273
		35,814,799
Lodging — 1.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	5,660	5,075,195

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.00%, 06/01/29(a)(b)	$4,087	$3,834,304
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	5,628	5,152,042
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	7,154	6,797,751
6.63%, 07/31/26(a)	4,500	4,546,436
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	975	970,595
		26,376,323
Machinery — 0.5%
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	8,192	7,936,234
Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	5,172	5,119,770
Media — 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	2,983	2,732,150
4.25%, 01/15/34(a)(b)	11,667	10,071,339
4.50%, 05/01/32(b)	11,927	10,855,283
4.50%, 06/01/33(a)(b)	9,130	8,120,426
4.75%, 02/01/32(a)(b)	8,576	7,938,986
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	8,563	8,435,100
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	2,892	2,846,620
10.00%, 02/15/31(a)	6,785	6,604,195
Gray Television Inc.
4.75%, 10/15/30(a)(b)	6,850	4,957,687
5.38%, 11/15/31(a)(b)	4,712	3,364,602
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	11,143	10,720,549
5.63%, 07/15/27(a)	2,760	2,748,964
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	2,115	1,527,284
5.50%, 03/01/30(a)(b)	8,130	6,829,200
9.75%, 02/15/33(a)(b)	2,620	2,809,950
TEGNA Inc.
4.63%, 03/15/28(b)	10,262	9,948,430
5.00%, 09/15/29(b)	4,119	3,923,414
		104,434,179
Mining — 5.3%
Aris Mining Corp., 8.00%, 10/31/29(a)(b)	4,596	4,666,143
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	5,133	5,100,672
First Quantum Minerals Ltd.
8.63%, 06/01/31(a)(b)	5,504	5,593,374
9.38%, 03/01/29(a)	9,712	10,211,789
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	2,593	2,586,667
Hecla Mining Co., 7.25%, 02/15/28	3,728	3,754,044
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	4,905	4,838,262
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)(b)	7,938	7,728,651
Novelis Corp.
4.75%, 01/30/30(a)(b)	11,410	10,846,741
6.88%, 01/30/30(a)(b)	3,898	4,019,750
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	6,667	6,433,888
4.50%, 11/16/29(a)	6,681	5,709,649
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	5,293	5,438,184
		76,927,814
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29	4,923	4,778,116
Security	Par (000)	Value
Oil & Gas — 7.3%
California Resources Corp., 8.25%, 06/15/29(a)(b)	$9,021	$9,037,355
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	4,015	3,985,811
7.38%, 01/15/31(a)(b)	3,967	4,061,827
Comstock Resources Inc., 6.75%, 03/01/29(a)	13,488	13,279,535
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	6,063	6,073,562
Energean PLC, 6.50%, 04/30/27(a)(b)	4,975	4,863,062
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	6,591	6,686,277
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	8,036	8,057,295
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	10,721	10,682,887
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	7,171	7,200,207
8.75%, 06/15/31(a)(b)	4,579	4,615,504
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	4,657	4,741,278
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	5,626	5,802,285
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	4,604	4,618,958
Talos Production Inc.
9.00%, 02/01/29(a)(b)	6,214	6,171,657
9.38%, 02/01/31(a)(b)	5,534	5,440,990
		105,318,490
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,268	1,265,942
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	2,040	2,034,028
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	3,495	3,493,734
Viridien, 10.00%, 10/15/30(a)	2,447	2,309,163
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	9,727	9,880,337
		18,983,204
Packaging & Containers — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	2,158	1,961,773
, 5.25%, 08/15/27(a)	8,973	4,082,715
Klabin Austria GmbH, 7.00%, 04/03/49(a)(b)	7,432	7,365,112
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(a)(b)	4,379	4,386,479
7.38%, 06/01/32(a)(b)	3,065	3,050,257
		20,846,336
Pharmaceuticals — 1.7%
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	5,601	5,755,313
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	10,386	10,750,351
Grifols SA, 4.75%, 10/15/28(a)(b)	7,942	7,554,908
		24,060,572
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	4,504	4,500,080
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	10,229	10,593,848
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	2,648	2,681,614
8.00%, 05/15/33(b)	6,268	6,359,864
8.88%, 04/15/30(b)	5,053	5,305,988

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	$8,896	$8,915,962
Venture Global LNG Inc.
8.13%, 06/01/28(a)	4,632	4,740,389
8.38%, 06/01/31(a)(b)	7,728	7,845,017
9.88%, 02/01/32(a)(b)	10,286	10,942,720
		61,885,482
Real Estate — 1.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)(b)	5,986	6,011,967
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)(b)	7,140	6,712,240
4.38%, 02/01/31(a)	6,206	5,635,645
		18,359,852
Real Estate Investment Trusts — 5.6%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	5,700	5,322,713
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	6,586	6,396,384
Iron Mountain Inc.
4.50%, 02/15/31(a)	1,601	1,500,136
5.25%, 03/15/28(a)	683	675,509
5.63%, 07/15/32(a)(b)	1,886	1,840,217
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	12,749	9,663,523
5.00%, 10/15/27(b)	6,610	5,776,876
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	5,878	5,559,694
5.88%, 10/01/28(a)(b)	4,075	4,015,260
Rithm Capital Corp., 8.00%, 04/01/29(a)	8,341	8,363,212
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	4,000	3,936,124
4.00%, 09/15/29(a)(b)	5,519	5,045,787
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	3,293	3,234,142
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	3,382	3,289,721
6.50%, 02/15/29(a)(b)	12,069	11,379,123
XHR LP, 4.88%, 06/01/29(a)(b)	5,371	5,100,609
		81,099,030
Retail — 5.2%
Brinker International Inc., 8.25%, 07/15/30(a)	2,838	3,003,174
FirstCash Inc.
4.63%, 09/01/28(a)(b)	4,764	4,641,121
5.63%, 01/01/30(a)(b)	5,213	5,176,351
Gap Inc. (The)
3.63%, 10/01/29(a)	8,372	7,645,139
3.88%, 10/01/31(a)(b)	5,256	4,652,629
Kohl's Corp., 5.13%, 05/01/31(b)	5,374	3,418,258
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	3,244	3,179,411
6.13%, 03/15/32(a)(b)	2,258	2,091,703
Nordstrom Inc.
4.38%, 04/01/30	3,133	2,826,716
5.00%, 01/15/44	12,450	8,707,786
Patrick Industries Inc., 6.38%, 11/01/32(a)	3,130	3,085,092
QXO Building Products Inc., 6.75%, 04/30/32(a)	10,496	10,762,072
Security	Par (000)	Value
Retail (continued)
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	$7,830	$6,652,667
4.80%, 11/18/44(b)	7,639	7,054,595
8.13%, 08/15/29(b)	1,828	1,915,314
		74,812,028
Software — 0.6%
Dye & Durham Ltd., 8.63%, 04/15/29(a)	5,469	5,673,453
ROBLOX Corp., 3.88%, 05/01/30(a)	4,061	3,777,112
		9,450,565
Telecommunications — 5.3%
EchoStar Corp., 6.75%, 11/30/30, (6.75% PIK)(b)(c)	1,165	1,001,634
GCI LLC, 4.75%, 10/15/28(a)	6,785	6,381,375
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	8,320	7,500,142
6.63%, 08/01/26(b)	11,301	7,920,532
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	6,116	5,152,730
4.00%, 04/15/31(a)(b)	6,141	5,081,678
4.50%, 04/01/30(a)(b)	2,316	2,036,853
4.88%, 06/15/29(a)	2,603	2,364,132
10.75%, 12/15/30(a)(b)	4,825	5,440,187
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	2,142	2,080,418
10.00%, 10/15/32(a)(b)	4,322	4,432,643
Millicom International Cellular SA
4.50%, 04/27/31(a)	9,430	8,415,431
7.38%, 04/02/32(a)	4,695	4,755,054
Viasat Inc., 7.50%, 05/30/31(a)(b)	5,748	4,585,946
Zegona Finance PLC, 8.63%, 07/15/29(a)	8,982	9,565,830
		76,714,585
Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	10,102	10,017,573
Total Long-Term Investments — 96.4% (Cost: $1,393,642,081)		1,394,298,842
	Shares
Short-Term Securities
Money Market Funds — 26.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	362,360,796	362,505,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	18,240,000	18,240,000
Total Short-Term Securities — 26.3% (Cost: $380,734,588)		380,745,740
Total Investments — 122.7% (Cost: $1,774,376,669)		1,775,044,582
Liabilities in Excess of Other Assets — (22.7)%		(328,012,017)
Net Assets — 100.0%		$1,447,032,565

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® High Yield Systematic Bond ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$290,875,869	$71,676,324 (a)	$—	$(25,855)	$(20,598)	$362,505,740	362,360,796	$625,245 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	12,210,000 (a)	—	—	—	18,240,000	18,240,000	110,497	—
				$(25,855)	$(20,598)	$380,745,740		$735,742	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,394,298,842	$—	$1,394,298,842
Short-Term Securities
Money Market Funds	380,745,740	—	—	380,745,740
	$380,745,740	$1,394,298,842	$—	$1,775,044,582

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust